COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

13. COMMITMENTS AND CONTINGENCIES

(a) Capital commitments

As of December 31, 2023, commitments outstanding for the purchases of property, plant and equipment approximated $644.5 million, which will be due subsequent to receipt of the purchases.

In December 2021, Xinjiang Daqo, the Company’s subsidiary, signed the framework agreement with the government of Baotou city that, the Company plans to build polysilicon projects for the solar industry with a total annual production capacity of 200,000 MT, polysilicon projects for the semiconductor industry with a total annual capacity of 21,000 MT, silicon metal projects with a total annual capacity of 300,000 MT and silicone projects with a total annual capacity of 200,000 MT in Baotou city.

Regarding the polysilicon project for the solar and semiconductor industries, the Company plans to invest in two phases. The first phase is to build 100,000 MT polysilicon project for the solar industry and a 1,000 MT polysilicon project for the semiconductor industry with an estimated investment of about RMB7.67 billion (excluding VAT), which were completed in 2023. The Company began the construction of the second phase, namely Phase 5B project (a 100,000 MT polysilicon project for the solar industry) in June 2023 and expects to complete it by the second quarter of 2024. The estimated investment for Phase 5B project is RMB 8.21 billion (excluding VAT). In addition, in December 2023, Xinjiang Daqo entered into an investment agreement to develop a silicon-based new materials industrial park located in Shihezi. The first phase of the project covers an annual production capacity of 150,000 MT of silicon metal, 50,000 MT of polysilicon, and 1.2 million pieces of silicon seed rod, with an anticipated investment of approximately RMB7.5 billion. The second phase of the project consists of an annual production capacity of 150,000 MT of silicon metal, 50,000 MT of polysilicon, and 1.0 million pieces of silicon seed rod, with an anticipated investment of approximately RMB7.5 billion. The plan and timetable for these projects and their remaining phases will be subject to market conditions and regulatory approvals.

(b) Repurchase of common stock

On November 7, 2022, the Company announced another share repurchase program approved by the board of directors to repurchase up to $700 million worth of ordinary shares or ADSs on the open market, in negotiated transactions off the market, in block trades or through other legally permissible means in accordance with applicable U.S. securities laws from November 7, 2022 to December 31, 2023. During the year ended December 31, 2022, the Company repurchased 109,495 ADSs for a total of $5.0 million under this share repurchase program. During the year ended December 31, 2023, the Company repurchased 14,443,913 ADSs for a total of $485.9 million under this share repurchase program.